CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Preferred stock stated dividend rate			5.00%
Cash dividends declared (in dollars per share)	$ 0.26	$ 0.18	$ 0
Repurchase of shares of common stock (in shares)	967,199
Issuance of shares of common stock (in shares)	39,610	30,828	13,604,963
Share based compensation, common stock (in shares)	299,263	107,359	175,789
Share based compensation withholding obligation, common stock (in shares)	77,624		55,348